Economic Assumptions Used in Measuring Interests that Continue to be Held Related to Securitization Transactions (Detail)	12 Months Ended
	Mar. 31, 2010	Mar. 31, 2009
Direct financing leases | Minimum
Fair Value Assumption, Date of Securitization or Asset-backed Financing Arrangement, Transferor's Continuing Involvement, Servicing Assets or Liabilities [Line Items]
Expected credit loss	1.51%	1.27%
Discount rate	2.33%	1.92%
Annual prepayment rate	6.24%	3.70%
Direct financing leases | Maximum
Fair Value Assumption, Date of Securitization or Asset-backed Financing Arrangement, Transferor's Continuing Involvement, Servicing Assets or Liabilities [Line Items]
Expected credit loss	1.55%	1.52%
Discount rate	4.28%	11.43%
Annual prepayment rate	6.59%	6.52%
Installment Commercial Mortgage Loans
Fair Value Assumption, Date of Securitization or Asset-backed Financing Arrangement, Transferor's Continuing Involvement, Servicing Assets or Liabilities [Line Items]
Expected credit loss		0.86%
Discount rate		2.60%
Annual prepayment rate		1.15%